Note 18 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
(
1
8
)
Related
Party
Transactions

The
following table reflects the activity and aggregate balance of direct and indirect loans to directors, executive officers or principal holders of equity securities of the Company. All such loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not
involve more than a normal risk of collectibility. A summary of activity of related party loans is shown below:

	20 1 7	20 16

Balance, Beginning	$1,025,543	$1,816,609

New Loans	1,050,393	2,379,026
Repayments	(1,106,606)	(3,170,092)
Transactions Due to Changes in Directors	(224,693)	-

Balance, Ending	$744,637	$1,025,543